CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 2,377,508	$ 2,181,294	$ 1,921,150
Cost of revenue:
Total cost of revenue	768,173	683,688	624,456
Gross profit	1,609,335	1,497,606	1,296,694
Operating expenses:
Research and development, net	322,708	306,073	271,187
Selling and marketing	599,114	609,833	536,192
General and administrative	252,286	246,527	225,406
Total operating expenses	1,174,108	1,162,433	1,032,785
Operating income	435,227	335,173	263,909
Financial expenses (income) and other, net	(22,473)	(10,159)	23,290
Income before taxes on income	457,700	345,332	240,619
Taxes on income	119,399	79,387	41,396
Net income	$ 338,301	$ 265,945	$ 199,223
Basic earnings per share (in usd per share)	$ 5.32	$ 4.17	$ 3.15
Diluted earnings per share (in usd per share)	$ 5.11	$ 4.00	$ 2.98
Weighted average number of shares (in thousands) used in computing:
Basic earnings per share (in shares)	63,590	63,790	63,189
Diluted earnings per share (in shares)	66,265	66,465	66,896
Cloud
Revenue:
Total revenue	$ 1,581,825	$ 1,295,323	$ 1,018,624
Cost of revenue:
Total cost of revenue	553,654	472,805	410,671
Services
Revenue:
Total revenue	641,387	650,116	660,083
Cost of revenue:
Total cost of revenue	188,890	183,938	191,137
Product
Revenue:
Total revenue	154,296	235,855	242,443
Cost of revenue:
Total cost of revenue	$ 25,629	$ 26,945	$ 22,648